Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,470,054.99
Previously Paid Amount	0.00
Total Fee Amount	2,688.81
Total Offset Amount	0.00
Net Fee	$ 2,688.81
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A